Trade receivables - Aging of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 58,096	$ 57,937
Total trade receivables, net
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	54,308	48,119
Cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	60,225	60,261
Cost | Total trade receivables, net
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	58,408	52,915
Impairment reserve
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,129)	(2,324)
Impairment reserve | Total trade receivables, net
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(4,100)	(4,796)	$ (4,846)
Current | Total trade receivables, net
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	29,816	26,572
Current | Cost | Total trade receivables, net
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	30,289	27,188
Current | Impairment reserve | Total trade receivables, net
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(473)	(616)
1-30 days past due | Total trade receivables, net
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	13,055	14,736
1-30 days past due | Cost | Total trade receivables, net
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	13,255	15,042
1-30 days past due | Impairment reserve | Total trade receivables, net
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(200)	(306)
30-60 days past due | Total trade receivables, net
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,774	4,422
30-60 days past due | Cost | Total trade receivables, net
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,883	4,608
30-60 days past due | Impairment reserve | Total trade receivables, net
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(109)	(185)
60-90 days past due | Total trade receivables, net
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,733	1,418
60-90 days past due | Cost | Total trade receivables, net
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,955	1,632
60-90 days past due | Impairment reserve | Total trade receivables, net
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(222)	(214)
90-120 days past due | Total trade receivables, net
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	705	546
90-120 days past due | Cost | Total trade receivables, net
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	716	584
90-120 days past due | Impairment reserve | Total trade receivables, net
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(11)	(38)
>120 days past due | Total trade receivables, net
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,225	425
>120 days past due | Cost | Total trade receivables, net
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,310	3,863
>120 days past due | Impairment reserve | Total trade receivables, net
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (3,085)	$ (3,438)